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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22147

Invesco India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road, Suite 700 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel Draper

3500 Lacey Road, Suite 700 Downers Grove, IL 60515

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (800) 983-0903

Date of fiscal year end: 10/31

Date of reporting period: 7/01/18 – 6/30/19

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22147
Reporting Period: 07/01/2018 - 06/30/2019
Invesco India Exchange-Traded Fund Trust

=Invesco India ETF==============================================================

Asian Paints Limited

Ticker: 500820               Security ID: Y03638114
Meeting Date: JUN 27, 2019   Meeting Type: Annual
Record Date: JUN 20, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports and Audited Consolidated Fin
      ancial Statement
2     Approve Dividend                        For       For          Management
3     Reelect Abhay Vakil as Director         For       For          Management
4     Reelect Malav Dani as Director          For       For          Management
5     Elect Jigish Choksi as Director         For       For          Management
6     Approve Remuneration of Cost Auditors   For       For          Management

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Bandhan Bank Limited

Ticker: 541153               Security ID: Y0567Q100
Meeting Date: JUN 28, 2019   Meeting Type: Annual
Record Date: JUN 21, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
2     Approve Dividend                        For       For          Management
3     Reelect Holger Dirk Michaelis as Direct For       Against      Management
      or
4     Approve Deloitte Haskins & Sells, Chart For       For          Management
      ered Accountants as Auditors and Author
      ize Board to Fix Their Remuneration
5     Elect Allamraju Subramanya Ramasastri a For       For          Management
      s Director
6     Elect Anup Kumar Sinha as Director      For       For          Management
7     Elect Santanu Mukherjee as Director     For       For          Management
8     Approve Appointment and Remuneration of For       For          Management
       Anup Kumar Sinha as Non-Executive (Par
      t Time) Chairman
9     Reelect Thekedathumadam Subramani Raji  For       For          Management
      Gain as Director
10    Amend Bandhan Bank Employee Stock Optio For       For          Management
      n Plan Series 1
11    Increase Number of Stock Options Under  For       For          Management
      Bandhan Bank Employee Stock Option Plan
       Series 1
12    Approve Appointment and Remuneration of For       For          Management
       Vaskar Ghosh to Hold Office or Place o
      f Profit in the Company as Deputy Vice
      President

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Hindustan Unilever Ltd.

Ticker: 500696               Security ID: Y3222L102
Meeting Date: JUN 29, 2019   Meeting Type: Court
Record Date: APR 19, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Scheme of Amalgamation          For       For          Management

--------------------------------------------------------------------------------

Hindustan Unilever Ltd.

Ticker: 500696               Security ID: Y3222L102
Meeting Date: JUN 29, 2019   Meeting Type: Annual
Record Date: JUN 21, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
2     Confirm Interim Dividend and Declare Fi For       For          Management
      nal Dividend
3     Reelect Pradeep Banerjee as Director    For       For          Management
4     Reelect Dev Bajpai as Director          For       For          Management
5     Reelect Srinivas Phatak as Director     For       For          Management
6     Approve B S R & Co. LLP, Chartered Acco For       For          Management
      untants, Mumbai as Auditors and Authori
      ze Board to Fix Their Remuneration
7     Approve Increase in Overall Limits of R For       For          Management
      emuneration for Managing/Whole-time Dir
      ector(s)
8     Elect Leo Puri as Director              For       For          Management
9     Reelect Aditya Narayan as Director      For       For          Management
10    Reelect O. P. Bhatt as Director         For       For          Management
11    Reelect Sanjiv Misra as Director        For       For          Management
12    Approve Sanjiv Misra to Continue Office For       For          Management
       as Independent Director
13    Reelect Kalpana Morparia as Director    For       For          Management
14    Approve Kalpana Morparia to Continue Of For       For          Management
      fice as Independent Director
15    Approve Remuneration of Cost Auditors   For       For          Management

--------------------------------------------------------------------------------

ICICI Lombard General Insurance Company Limited

Ticker: 540716               Security ID: Y3R55N101
Meeting Date: JUN 27, 2019   Meeting Type: Annual
Record Date: JUN 20, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
2     Confirm Interim Dividend                For       For          Management
3     Approve Dividend                        For       For          Management
4     Reelect Sanjeev Mantri as Director      For       For          Management
5     Elect Vishakha Mulye as Director        For       For          Management
6     Elect Sandeep Batra as Director         For       For          Management
7     Approve Revision of Remuneration of Bha For       For          Management
      rgav Dasgupta as Managing Director & CE
      O
8     Approve Revision of Remuneration of Alo For       For          Management
      k Kumar Agarwal as Whole-time Director
      Designated as Executive Director - Whol
      esale
9     Approve Revision of Remuneration of San For       For          Management
      jeev Mantri as Whole-time Director Desi
      gnated as Executive Director - Retail

--------------------------------------------------------------------------------

Infosys Limited

Ticker: 500209               Security ID: Y4082C133
Meeting Date: JUN 22, 2019   Meeting Type: Annual
Record Date: JUN 15, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
2     Approve Dividend                        For       For          Management
3     Elect Nandan M. Nilekani as Director    For       For          Management
4     Approve Infosys Expanded Stock Ownershi For       For          Management
      p Program - 2019 to Eligible Employees
      of the Company
5     Approve Infosys Expanded Stock Ownershi For       For          Management
      p Program - 2019 to Eligible Employees
      of the Company's Subsidiaries
6     Approve Secondary Acquisition of Shares For       For          Management
       of the Company by the Infosys Expanded
       Stock Ownership Trust
7     Approve Grant of Stock Incentives to Sa For       For          Management
      lil Parekh Under Infosys Expanded Stock
       Ownership Program - 2019
8     Approve Change of Terms of Appointment  For       For          Management
      of Salil Parekh as Chief Executive Offi
      cer and Managing Director
9     Approve Grant of Stock Incentives to U. For       For          Management
       B. Pravin Rao Under Infosys Expanded S
      tock Ownership Program - 2019

--------------------------------------------------------------------------------

JSW Steel Ltd.

Ticker: 500228               Security ID: Y44680158
Meeting Date: MAY 17, 2019   Meeting Type: Special
Record Date: APR 5, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve JSWSL Employees Samruddhi Plan  For       For          Management
      2019 and its Administration through the
       JSW Steel Employees Welfare Trust
2     Approve Secondary Acquisition of Equity For       For          Management
       Shares by Eligible Employees Under the
       JSWSL Employees Samruddhi Plan 2019
3     Approve Provision of Money by the Compa For       For          Management
      ny

--------------------------------------------------------------------------------

Nestle India Ltd.

Ticker: 500790               Security ID: Y6268T111
Meeting Date: APR 25, 2019   Meeting Type: Annual
Record Date: APR 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
2     Confirm Interim Dividend and Declare Fi For       For          Management
      nal Dividend
3     Reelect Martin Roemkens as Director     For       For          Management
4     Approve Remuneration of Cost Auditors   For       For          Management
5     Elect Roopa Kudva as Director           For       For          Management
6     Approve Continuation of the Payment of  For       For          Management
      Royalty to Societe des Produits Nestle
      S.A., being a Material Related Party Tr
      ansactions
7     Reelect Rajya Vardhan Kanoria as Direct For       For          Management
      or

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Sun Pharmaceutical Industries Ltd.

Ticker: 524715               Security ID: Y8523Y158
Meeting Date: JUN 4, 2019    Meeting Type: Court
Record Date: MAY 29, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Scheme of Arrangement           For       For          Management

--------------------------------------------------------------------------------

Tata Consultancy Services Limited

Ticker: 532540               Security ID: Y85279100
Meeting Date: JUN 13, 2019   Meeting Type: Annual
Record Date: JUN 6, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
2     Confirm Interim Dividend and Declare Fi For       For          Management
      nal Dividend
3     Reelect N Ganapathy Subramaniam as Dire For       For          Management
      ctor
4     Elect Hanne Birgitte Breinbjerg Sorense For       For          Management
      n as Director
5     Elect Keki Minoo Mistry as Director     For       For          Management
6     Elect Daniel Hughes Callahan as Directo For       For          Management
      r
7     Reelect Om Prakash Bhatt as Director    For       For          Management
8     Approve Commission to Non-Wholetime Dir For       For          Management
      ectors

--------------------------------------------------------------------------------

UPL Limited

Ticker: 512070               Security ID: Y9247H166
Meeting Date: JUN 21, 2019   Meeting Type: Special
Record Date: JUN 14, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Issuance of Bonus Shares        For       For          Management

--------------------------------------------------------------------------------

Wipro Limited

Ticker: 507685               Security ID: Y96659142
Meeting Date: JUN 1, 2019    Meeting Type: Special
Record Date: APR 19, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Buyback of Equity Shares        For       For          Management
2     Elect Arundhati Bhattacharya as Directo For       For          Management
      r

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YES BANK Limited

Ticker: 532648               Security ID: Y97636123
Meeting Date: JUN 12, 2019   Meeting Type: Annual
Record Date: JUN 5, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Accept Standalone Financial Statements  For       For          Management
      and Statutory Reports
1b    Accept Consolidated Financial Statement For       For          Management
      s and Statutory Reports
2     Approve Dividend                        For       For          Management
3     Reelect Subhash Chander Kalia as Direct For       For          Management
      or
4     Elect Uttam Prakash Agarwal as Director For       For          Management
5     Elect Thai Salas Vijayan as Director    For       For          Management
6     Elect Maheswar Sahu as Director         For       For          Management
7     Elect Anil Jaggia as Director           For       For          Management
8     Reelect Mukesh Sabharwal as Director    For       For          Management
9     Reelect Brahm Dutt as Director          For       For          Management
10    Approve Remuneration of Brahm Dutt as N For       For          Management
      on-Executive (Independent) Part-Time Ch
      airman
11    Approve Appointment and Remuneration of For       For          Management
       Ajai Kumar as Interim Managing Directo
      r and Chief Executive Officer
12    Approve Use of Bank's Provided Accommod For       For          Management
      ation and Car Facility by Rana Kapoor
13    Elect Ravneet Singh Gill as Director    For       For          Management
14    Approve Appointment and Remuneration of For       For          Management
       Ravneet Singh Gill as Managing Directo
      r and Chief Executive Officer
15    Elect Ravinder Kumar Khanna as Director For       For          Management
16    Elect Shagun Kapur Gogia as Director    For       For          Management
17    Approve Issuance of Non-Convertible Deb For       For          Management
      entures on Private Placement Basis
18    Approve Issuance of Equity or Equity-Li For       For          Management
      nked Securities without Preemptive Righ
      ts
19    Amend YBL ESOS - 2018                   For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco India Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Daniel E. Draper
Daniel E. Draper
President

Date August 8, 2019

*	Please print the name and title of the signing officer below the signature